Cash and Cash Equivalents and Restricted Cash (Details Narrative) - CAD ($)	Apr. 30, 2021	Apr. 30, 2020
Statement Line Items [Line Items]
Restricted cash	$ 669,350	$ 752,250
Corporate Credit Card [Member]
Statement Line Items [Line Items]
Restricted cash	55,000	55,000
Foreign Exchange Facility [Member]
Statement Line Items [Line Items]
Restricted cash	614,350	697,250
Foreign Exchange Facility [Member] | United States of America, Dollars
Statement Line Items [Line Items]
Restricted cash	$ 500,000	$ 500,000